CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Ordinary Shares CNY	Additional Paid in Capital CNY	Retained Earnings CNY	Accumulated Other Comprehensive Loss CNY
Balance at Dec. 31, 2010		766,092	736	682,577	89,382	(6,603)
Balance (in shares) at Dec. 31, 2010			103,080,000
Increase (Decrease) in Shareholders' Equity
Net income (loss)		(6,950)			(6,950)
Issuance of ordinary shares upon exercise of options and vesting of restricted shares		4,605	5	4,600
Issuance of ordinary shares upon exercise of options and vesting of restricted shares (in shares)			764,239
Share-based compensation		15,818		15,818
Foreign currency translation adjustments		(1,661)				(1,661)
Balance at Dec. 31, 2011		777,904	741	702,995	82,432	(8,264)
Balance (in shares) at Dec. 31, 2011			103,844,239
Increase (Decrease) in Shareholders' Equity
Net income (loss)		75,636			75,636
Issuance of ordinary shares upon exercise of options and vesting of restricted shares		950	4	946
Issuance of ordinary shares upon exercise of options and vesting of restricted shares (in shares)			560,592
Share-based compensation		15,700		15,700
Foreign currency translation adjustments		(62)				(62)
Balance at Dec. 31, 2012		870,128	745	719,641	158,068	(8,326)
Balance (in shares) at Dec. 31, 2012		104,404,831	104,404,831
Increase (Decrease) in Shareholders' Equity
Net income (loss)	6,534	39,550			39,550
Issuance of ordinary shares upon exercise of options and vesting of restricted shares		7,695	11	7,684
Issuance of ordinary shares upon exercise of options and vesting of restricted shares (in shares)			1,891,843
Share-based compensation		15,894		15,894
Foreign currency translation adjustments	(134)	(810)				(810)
Balance at Dec. 31, 2013	$ 154,031	932,457	756	743,219	197,618	(9,136)
Balance (in shares) at Dec. 31, 2013	106,296,674		106,296,674